SHARE CAPITAL - Summary of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of equity [line items]
Stock based compensation	$ 769	$ 229
Options [member]
Disclosure of fair value measurement of equity [line items]
Stock based compensation	427
RSUs [member]
Disclosure of fair value measurement of equity [line items]
Stock based compensation	$ 342